Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Investor Class
Trading Symbol	IAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 06/30/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will deviate from this long-term objective. In terms of the drivers for the relative underperformance, we believe that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to the utilities, financials and healthcare sectors. These are traditionally more defensive sectors and performed well during the period.
Going forward, we believe the Fund is positioned to take advantage of the artificial intelligence revolution. We hold companies such as NVDA and AMD which we believe are at the forefront of this inflection point in the evolution of the internet.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Investor Class[a]	24.24	17.30	17.31
S&P 500 Total Return Index	24.56	15.05	14.74
Russell 1000 Growth Total Return Index	33.48	19.34	18.91
[1]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 66,139,555
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 241,533
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$66,139,555
Number of Holdings	24
Net Advisory Fee	$241,533
Portfolio Turnover	59%

Holdings [Text Block]

Sector Allocation	(% of Net Assets)
Information Technology	54.3%
Communication Services	17.4%
Consumer Discretionary	15.1%
Industrials	4.9%
Health Care	2.3%
Financials	2.0%
Energy	2.0%
Cash & Other	2.0%

Top 10 Securities	(% of Net Assets)
Apple, Inc.	12.1%
NVIDIA Corp.	11.8%
Amazon.com, Inc.	8.4%
Microsoft Corp.	8.2%
Meta Platforms, Inc.	7.2%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.9%
Advanced Micro Devices, Inc.	4.7%
Adobe, Inc.	3.1%
First Solar, Inc.	2.7%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Institutional Class
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	IAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 06/30/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will deviate from this long-term objective. In terms of the drivers for the relative underperformance, we believe that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to the utilities, financials and healthcare sectors. These are traditionally more defensive sectors and performed well during the period.
Going forward, we believe the Fund is positioned to take advantage of the artificial intelligence revolution. We hold companies such as NVDA and AMD which we believe are at the forefront of this inflection point in the evolution of the internet.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Institutional Class[a]	24.47	17.59	17.60
S&P 500 Total Return Index	24.56	15.05	14.74
Russell 1000 Growth Total Return Index	33.48	19.34	18.91
[2]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 66,139,555
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 241,533
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$66,139,555
Number of Holdings	24
Net Advisory Fee	$241,533
Portfolio Turnover	59%

Holdings [Text Block]

Sector Allocation	(% of Net Assets)
Information Technology	54.3%
Communication Services	17.4%
Consumer Discretionary	15.1%
Industrials	4.9%
Health Care	2.3%
Financials	2.0%
Energy	2.0%
Cash & Other	2.0%

Top 10 Securities	(% of Net Assets)
Apple, Inc.	12.1%
NVIDIA Corp.	11.8%
Amazon.com, Inc.	8.4%
Microsoft Corp.	8.2%
Meta Platforms, Inc.	7.2%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.9%
Advanced Micro Devices, Inc.	4.7%
Adobe, Inc.	3.1%
First Solar, Inc.	2.7%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx

[1]
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.

[2]
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.